Non-Controlling Interest (Details) - Zhonghui [Member] ¥ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jul. 03, 2018
Non-Controlling Interest (Details) [Line Items]
Minority interest				$ 49
Nonconsolidated Investees, Other [Member]
Non-Controlling Interest (Details) [Line Items]
Equity interest percentage					51.00%
Non-Controlling Interest [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest
Non-controlling interest related to consolidated statements of operations			¥ 304